SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2014
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

SONY CORPORATION AND CONSOLIDATED SUBSIDIARIES

	Yen in millions
	Balance at beginning of period	Additions charged to costs and expenses	Deductions (Note 1)	Other (Note 2)	Balance at end of period
Fiscal year ended March 31, 2012:
Allowance for doubtful accounts and sales returns	90,531	33,441	(49,509)	(3,454)	71,009

Fiscal year ended March 31, 2013:
Allowance for doubtful accounts and sales returns	71,009	26,960	(37,823)	7,479	67,625

Fiscal year ended March 31, 2014:
Allowance for doubtful accounts and sales returns	67,625	42,450	(42,180)	7,618	75,513

Notes:

1.	Reversal including amounts written off.

2.	Translation adjustment.

	Balance at beginning of period	Additions (Note 1)	Deductions	Other (Note 2)	Balance at end of period
Fiscal year ended March 31, 2012:
Valuation allowance — Deferred tax assets	473,713	469,788	(22,904)	(52,364)	868,233

Fiscal year ended March 31, 2013:
Valuation allowance — Deferred tax assets	868,233	86,215	(59,179)	35,978	931,247

Fiscal year ended March 31, 2014:
Valuation allowance — Deferred tax assets	931,247	112,533	(57,914)	41,664	1,027,530

Note:

1.	Including a valuation allowance against deferred tax assets which Sony Ericsson had prior to its acquisition during the fiscal year ended March 31, 2012. Refer to Note 21 of the consolidated financial statements.

2.	Translation adjustment and the effect of changes in statutory tax rate.